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     2002 Semiannual Report
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     JANUS FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     6

     Statement of Operations ........................................     7

     Statement of Changes in Net Assets .............................     8

     Financial Highlights ...........................................     9

     Notes to Schedule of Investments ...............................    10

     Notes to Financial Statements ..................................    11

     Explanation of Charts and Tables ...............................    15

     Shareholder Meeting ............................................    17

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS FUND (closed to new investors)           Blaine Rollins, portfolio manager

Janus Fund gained 3.84% for the six months ended April 30, 2002, beating the 2.31% return of its benchmark, the S&P 500 Index.(1)

After rallying the final two months of 2001, stocks struggled early in the year as record-low interest rates, improving economic fundamentals and a robust housing market were eclipsed by growing accounting concerns. Although equity markets were able to recoup those losses, investors continued to greet all financial statements with a healthy dose of skepticism, with blue-chip conglomerates attracting the most attention due to their complex financial structures.

[PHOTO]

For the record, most of our stocks did in fact hold their own during this challenging period. Among them was Viacom, our top holding and the owner of such media properties as CBS, MTV, VH1 and Nickelodeon. While advertising revenues continue to be weak, the yearlong slump in ad sales appears to have finally hit bottom. As a result, investors rewarded the media giant's leadership position and its potential for taking market share from rivals that are cutting back their offerings. Moreover, when advertising revenues bounce back, we are confident Viacom will be a prime beneficiary.

We were also pleased with the performance of Tenet Healthcare, a hospital chain that is realizing the benefits of scale. Through the second half of the 1990s, Tenet built up its portfolio by purchasing hospitals all over the country. Over the past couple of years, however, it has adopted a regional cluster strategy. This geographic focus gives the corporation increased leverage in pricing negotiations in addition to lower operating costs. Plus, Tenet is emphasizing collecting receivables more effectively, which has dramatically accelerated free cash flow.

MGIC Investment, the largest provider of private mortgage insurance, contributed to our results as well. The company benefited as historically low interest rates and rising home ownership bolstered the mortgage market. Although proposed regulations calling for higher capital reserves could impact profitability, we believe the tremendous growth in low down-payment mortgages more than offsets the risk for MGIC, a well-managed, highly profitable and attractively valued company.

On the downside, AOL Time Warner has been extremely disappointing. Even though the media behemoth is unparalleled in its breadth of content and distribution strength, sagging advertising revenues and concerns about slowing subscriber growth in its AOL online unit have severely punished the stock. Even so, the company's subscription-based business model, comprising 150 million monthly subscribers, provides a steady and sizable revenue stream. That kind of cash flow, given the less-than-ideal advertising environment, simply cannot be discounted over the short term. Despite these positive factors and our belief in the company's considerable long-term growth prospects, we elected to trim the size of our position by a third and are closely monitoring the situation.

Tyco International also came under pressure, first over fears that its plan to split into four companies would be hurt by a lingering credit crunch, and later when the industrial conglomerate announced a reversal of that decision. In this post-Enron era, we have seen significant hypersensitivity to any company with complex financial structures and high degrees of leverage. Because of its growth-through-acquisition strategy, Tyco suffered on both counts. Even so, our focus remains on why we invested in the first place: the company's free cash flow and solid underlying businesses. We therefore used the recent declines to add to our holdings, but, are keeping a close eye on the situation.

Any list of detractors would be incomplete without mentioning energy trader Enron, a company that chose the wrong method of financing its growth. Our concerns about its valuation and the potential adverse effects of falling natural gas prices led us to sell most of our holdings early last year, and we completely liquidated the position by mid-November. While Enron turned into a major disappointment for us and hindered our performance during the period, the Fund in fact made money in the stock over the course of our investment.

Looking ahead, I'm encouraged by improving economic fundamentals, but remain mindful of events beyond our control, such as the escalating violence in the Middle East. In my opinion, consumer spending will probably not drive the anticipated recovery. Still, there are signs that the lower-interest-rate environment could trigger a resumption of business spending, which in turn should lead to increased earnings and higher stock prices. With a decent wind at our backs, we will continue to seek out those companies poised to benefit from this more favorable backdrop.

Thank you for your investment in Janus Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                                   Janus Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              99.0%                98.9%
  Foreign                                              8.9%                10.0%
    European                                           1.5%                 2.8%
Top 10 Equities                                       37.3%                42.8%
Number of Stocks                                        108                   97
Cash and Cash Equivalents                              1.0%                 1.1%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Multimedia                                             9.6%                13.8%
Semiconductor Components/
  Integrated Circuits                                  9.2%                 8.9%
Diversified Operations                                 6.5%                 6.5%
Cable Television                                       5.2%                 7.7%
Cosmetics and Toiletries                               4.6%                 4.5%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Viacom, Inc. - Class B                                 5.3%                 4.3%
Comcast Corp. - Special Class A                        5.0%                 6.6%
Maxim Integrated Products, Inc.                        4.5%                 4.2%
Linear Technology Corp.                                4.4%                 4.4%
AOL Time Warner, Inc.                                  3.9%                 9.2%
Tenet Healthcare Corp.                                 3.7%                 2.5%
Colgate-Palmolive Co.                                  3.3%                 3.5%
Walgreen Co.                                           2.5%                 2.0%
Bank of New York Company, Inc.                         2.5%                 2.4%
MGIC Investment Corp.                                  2.2%                 1.4%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Ten Year       Since 2/5/70*
(25.58)%         7.33%          10.54%           15.13%

Janus Fund
$936,635

S&P 500 Index
$382,209

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Fund and the S&P 500 Index. Janus Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, February 5, 1970, through April 30, 2002. The upper and lower right quadrants reflect the ending value of the hypothetical investment in Janus Fund ($936,635) as compared to the S&P 500 Index ($382,209).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 99.0%
Advertising Sales - 0.5%
   2,696,085    Lamar Advertising Co.* ......................     $  115,742,929

Aerospace and Defense - 2.9%
   4,285,440    General Dynamics Corp. ......................        416,073,370
   3,819,495    Lockheed Martin Corp. .......................        240,246,235

                                                                     656,319,605

Airlines - 1.1%
   4,320,690    Ryanair Holdings PLC (ADR)*,** ..............        133,941,390
   6,956,225    Southwest Airlines Co. ......................        126,672,857

                                                                     260,614,247

Beverages - Non-Alcoholic - 1.6%
   6,558,775    Coca-Cola Co. ...............................     $  364,077,600

Broadcast Services and Programming - 1.6%
   7,561,473    Clear Channel Communications, Inc.* .........        355,011,157

Building - Mobile Home and Manufactured Housing - 0.4%
   4,752,425    Clayton Homes, Inc. .........................         81,266,467

Building - Residential and Commercial - 0.3%
     158,045    NVR, Inc.* ..................................         58,437,139

Cable Television - 5.2%
   5,608,670    Charter Communications, Inc. - Class A* .....         45,935,007
  42,181,355    Comcast Corp. - Special Class A* ............      1,128,351,246

                                                                   1,174,286,253

See Notes to Schedule of Investments.

2  Janus Fund  April 30, 2002

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JANUS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Casino Hotels - 0.5%
   9,611,320    Park Place Entertainment Corp.*,# ...........     $  118,219,236

Casino Services - 0.1%
     377,310    International Game Technology* ..............         23,751,664

Chemicals - Specialty - 1.0%
   1,338,765    Ecolab, Inc. ................................         58,785,171
   3,742,290    Sigma-Aldrich Corp. .........................        177,309,700

                                                                     236,094,871

Commercial Banks - 0.4%
   1,074,110    M&T Bank Corp. ..............................         91,707,512

Commercial Services - 0.1%
     721,852    Arbitron, Inc.* .............................         24,810,053

Commercial Services - Finance - 1.4%
   2,570,485    Concord EFS, Inc.* ..........................         83,772,106
   6,212,852    Paychex, Inc. ...............................        231,925,765

                                                                     315,697,871

Computer Services - 0.5%
   5,566,960    Ceridian Corp.* .............................        124,031,869

Containers - Metal and Glass - 0.1%
     284,980    Ball Corp. ..................................         13,550,799

Containers - Paper and Plastic - 0.4%
   1,028,835    Bemis Company, Inc. .........................         54,764,887
     857,355    Sealed Air Corp.* ...........................         38,298,048

                                                                      93,062,935

Cosmetics and Toiletries - 4.6%
  14,056,155    Colgate-Palmolive Co. .......................        745,116,777
   3,226,940    Procter & Gamble Co. ........................        291,263,604

                                                                   1,036,380,381

Data Processing and Management - 1.4%
   1,817,350    Automatic Data Processing, Inc. .............         92,394,074
   4,070,375    Fiserv, Inc.* ...............................        180,968,872
   1,415,410    SEI Investments Co. .........................         47,685,163

                                                                     321,048,109

Distribution and Wholesale - 0.3%
   1,286,040    W.W. Grainger, Inc. .........................         72,108,263

Diversified Operations - 6.5%
   1,760,300    3M Co. ......................................        221,445,740
   2,152,295    ARAMARK Corp. - Class B* ....................         59,618,572
   5,827,795    Bombardier, Inc. - Class B ..................         50,121,829
  18,075,995    Cendant Corp.* ..............................        325,187,150
   6,466,445    General Electric Co. ........................        204,016,340
   4,045,695    Honeywell International, Inc. ...............        148,396,093
   1,474,685    Illinois Tool Works, Inc. ...................        106,324,789
     940,595    ITT Industries, Inc. ........................         65,709,967
  15,319,500    Tyco International, Ltd. ....................        282,644,775

                                                                   1,463,465,255

E-Commerce/Products - 0.6%
   8,172,115    Amazon.com, Inc.* ...........................        136,392,599

E-Commerce/Services - 0.5%
   2,285,100    eBay, Inc.* .................................        121,338,810

Electronic Components - Semiconductors - 0.7%
   2,512,060    National Semiconductor Corp.* ...............     $   79,180,131
   2,337,200    NVIDIA Corp.* ...............................         81,357,932

                                                                     160,538,063

Fiduciary Banks - 3.8%
  15,647,975    Bank of New York Company, Inc. ..............        572,559,405
   5,446,225    Northern Trust Corp. ........................        289,303,472

                                                                     861,862,877

Finance - Investment Bankers/Brokers - 0.9%
   2,595,405    Goldman Sachs Group, Inc. ...................        204,388,144

Financial Guarantee Insurance - 2.7%
   7,006,360    MGIC Investment Corp.# ......................        499,973,850
   1,496,340    PMI Group, Inc. .............................        121,383,101

                                                                     621,356,951

Food - Retail - 0.8%
   3,871,235    Safeway, Inc.* ..............................        162,398,308
     598,385    Whole Foods Market, Inc.* ...................         27,980,483

                                                                     190,378,791

Food - Wholesale/Distribution - 0.8%
   5,919,305    Sysco Corp. .................................        171,719,038

Health Care Cost Containment - 0.2%
   1,710,555    First Health Group Corp.* ...................         49,606,095

Hospital Beds and Equipment - 0.4%
   1,574,655    Hillenbrand Industries, Inc. ................        101,722,713

Hotels and Motels - 0.6%
   3,513,785    Starwood Hotels & Resorts Worldwide, Inc. ...        132,821,073

Human Resources - 0.3%
   2,815,825    Robert Half International, Inc.* ............         73,943,565

Independent Power Producer - 0.4%
   8,978,420    Calpine Corp.* ..............................         98,762,620

Industrial Gases - 0.2%
     857,575    Praxair, Inc. ...............................         48,967,532

Instruments - Scientific - 0.5%
   2,560,065    Millipore Corp.# ............................        102,274,597

Insurance Brokers - 0.3%
   1,868,570    Arthur J. Gallagher & Co. ...................         67,455,377

Internet Brokers - 1.7%
  33,379,557    Charles Schwab Corp. ........................        380,193,154

Life and Health Insurance - 1.2%
   9,181,255    AFLAC, Inc. .................................        274,519,525

Medical - Biomedical and Genetic - 0.4%
   2,571,170    Genentech, Inc.* ............................         91,276,535

Medical - HMO - 0.6%
   1,439,310    UnitedHealth Group, Inc. ....................        126,385,811

Medical - Hospitals - 3.7%
  11,447,565    Tenet Healthcare Corp.* .....................        839,907,844

Medical - Outpatient and Home Medical Care - 0.4%
   3,819,555    Apria Healthcare Group, Inc.*,# .............         99,270,234

Medical - Wholesale Drug Distributors - 0.4%
   1,286,315    Cardinal Health, Inc. .......................         89,077,314

See Notes to Schedule of Investments.

                                                   Janus Fund  April 30, 2002  3

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JANUS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Medical Instruments - 1.0%
   6,210,880    Apogent Technologies, Inc.*,# ...............     $  144,092,416
     863,115    St. Jude Medical, Inc.* .....................         71,819,799

                                                                     215,912,215

Medical Labs and Testing Services - 0.4%
   1,008,585    Laboratory Corporation of America Holdings* .        100,051,632

Medical Products - 1.2%
   2,458,520    Becton, Dickinson and Co. ...................         91,383,188
   2,161,210    Stryker Corp. ...............................        115,646,347
     120,702    Synthes-Stratec, Inc. .......................         74,800,358

                                                                     281,829,893

Metal Processors and Fabricators - 0.3%
   1,853,990    Precision Castparts Corp. ...................         65,575,626

Motorcycle and Motor Scooter Manufacturing - 0.3%
   1,327,910    Harley-Davidson, Inc. .......................         70,365,951

Multi-Line Insurance - 1.3%
   3,180,105    Allstate Corp. ..............................        126,377,373
   1,660,840    HCC Insurance Holdings, Inc. ................         43,181,840
   2,150,260    PartnerRe, Ltd. .............................        116,071,035

                                                                     285,630,248

Multimedia - 9.6%
  46,325,614    AOL Time Warner, Inc.* ......................        881,113,178
  25,552,151    Viacom, Inc. - Class B* .....................      1,203,506,312
   4,077,455    Walt Disney Co. .............................         94,515,407

                                                                   2,179,134,897

Networking Products - 1.2%
  18,412,470    Cisco Systems, Inc.* ........................        269,742,686

Optical Supplies - 0.6%
   3,667,625    Alcon, Inc.* ................................        127,083,206

Property and Casualty Insurance - 4.2%
  10,010,660    ACE, Ltd. ...................................        435,663,923
   1,499,645    W. R. Berkley Corp. .........................         90,728,523
   4,425,705    XL Capital, Ltd. - Class A ..................        417,565,267

                                                                     943,957,713

Radio - 0.2%
   1,754,470    Hispanic Broadcasting Corp.* ................         47,054,885

Reinsurance - 2.0%
         304    Berkshire Hathaway, Inc. - Class A* .........         22,328,800
      78,385    Berkshire Hathaway, Inc. - Class B* .........        190,710,705
   1,686,195    Everest Re Group, Ltd. ......................        114,492,641
   1,039,865    RenaissanceRe Holdings, Ltd. ................        121,872,178

                                                                     449,404,324

Retail - Building Products - 1.8%
   8,883,130    Home Depot, Inc. ............................        411,910,738

Retail - Consumer Electronics - 0.4%
   1,170,220    Best Buy Company, Inc.* .....................         87,005,857

Retail - Discount - 0.5%
   2,454,719    Costco Wholesale Corp.* .....................         98,679,704

Retail - Drug Store - 2.5%
  15,168,065    Walgreen Co. ................................        572,897,815

Schools - 0.5%
   2,794,275    Apollo Group, Inc. - Class A* ...............     $  107,132,504

Semiconductor Components/Integrated Circuits - 9.2%
   1,905,485    Integrated Device Technology, Inc.* .........         53,429,799
  25,837,705    Linear Technology Corp.# ....................      1,004,053,216
  20,554,620    Maxim Integrated Products, Inc.*,# ..........      1,023,620,076

                                                                   2,081,103,091

Semiconductor Equipment - 3.0%
  16,386,940    Applied Materials, Inc.* ....................        398,530,381
   2,374,710    KLA-Tencor Corp.* ...........................        140,036,649
   1,690,590    Mykrolis Corp.* .............................         24,919,297
   2,613,060    Novellus Systems, Inc.* .....................        123,859,044

                                                                     687,345,371

Television - 2.1%
  11,804,548    Univision Communications, Inc.
                  - Class A*,# ..............................        471,709,738

Tools - Hand Held - 0.8%
   3,924,275    Stanley Works Co. ...........................        182,400,302

Transportation - Railroad - 0.6%
   1,101,093    Canadian National Railway Co. ...............         52,189,822
   1,954,830    Canadian National Railway Co.
                  - New York Shares .........................         93,538,615

                                                                     145,728,437

Transportation - Services - 2.1%
   1,741,220    Expeditors International of Washington, Inc.         100,764,401
   6,364,765    United Parcel Service, Inc. - Class B .......        382,140,491

                                                                     482,904,892

Wireless Equipment - 0.2%
   6,862,960    Crown Castle International Corp.* ...........         50,099,608
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Total Common Stock (cost $18,485,545,561) ...................     22,458,504,810
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Time Deposit - 0.6%
                Societe Generale, New York
$124,000,000      1.8125%, 5/1/02 (cost $124,000,000) .......        124,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $18,609,545,561) - 99.6% ......     22,582,504,810
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.4%        100,105,514
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $22,682,610,324
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See Notes to Schedule of Investments.

4  Janus Fund  April 30, 2002

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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              6.6%        $ 1,488,309,819
Canada                                               0.9%            195,850,266
Ireland                                              0.6%            133,941,390
Switzerland                                          0.9%            201,883,564
United States++                                     91.0%         20,562,519,771
--------------------------------------------------------------------------------
Total                                              100.0%        $22,582,504,810

++Includes Short-Term Securities (90.5% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 5/10/02                      4,000,000      $    3,602,495    $    (19,235)
Euro 10/25/02                     9,500,000           8,498,459        (105,209)
--------------------------------------------------------------------------------
Total                                            $   12,100,954    $   (124,444)

See Notes to Schedule of Investments.

                                                   Janus Fund  April 30, 2002  5

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $ 18,609,546

Investments at value                                                $ 22,582,505
  Cash                                                                     1,566
  Receivables:
    Investments sold                                                     352,823
    Fund shares sold                                                      10,415
    Dividends                                                             10,448
    Interest                                                                   6
  Other assets                                                                99
--------------------------------------------------------------------------------
Total Assets                                                          22,957,862
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                206,197
    Fund shares repurchased                                               49,039
    Advisory fees                                                         12,723
    Transfer agent fees and expenses                                       4,039
  Accrued expenses                                                         3,129
  Forward currency contracts                                                 125
--------------------------------------------------------------------------------
Total Liabilities                                                        275,252
--------------------------------------------------------------------------------
Net Assets                                                          $ 22,682,610
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          987,712

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      22.96
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Fund  April 30, 2002

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--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $      2,868
  Dividends                                                               72,854
  Foreign tax withheld                                                     (574)
--------------------------------------------------------------------------------
Total Investment Income                                                   75,148
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           80,129
  Transfer agent fees and expenses                                        21,410
  Registration fees                                                           29
  Postage and mailing expenses                                               982
  Custodian fees                                                             688
  Printing expenses                                                        1,242
  Audit fees                                                                  19
  Trustees' fees and expenses                                                 60
  Other expenses                                                             101
--------------------------------------------------------------------------------
Total Expenses                                                           104,660
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                  (1,426)
--------------------------------------------------------------------------------
Net Expenses                                                             103,234
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                            (28,086)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions              (1,637,544)
  Net realized gain/(loss) from foreign
    currency transactions                                                    627
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                   2,657,391
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                 1,020,474
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    992,388
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                   Janus Fund  April 30, 2002  7

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--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $   (28,086)     $   (55,825)
  Net realized gain/(loss) from investment and
    foreign currency transactions                                   (1,636,917)      (6,974,186)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                  2,657,391     (12,624,524)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         992,388     (19,654,535)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --               --
  Net realized gain from investment transactions*                            --      (4,625,372)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --      (4,625,372)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                         1,069,597        3,371,412
  Reinvested dividends and distributions                                     --        4,488,568
  Shares repurchased                                                (2,892,811)      (6,534,384)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions             (1,823,214)        1,325,596
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (830,826)     (22,954,311)
Net Assets:
  Beginning of period                                                23,513,436       46,467,747
------------------------------------------------------------------------------------------------
  End of period                                                    $ 22,682,610     $ 23,513,436
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $ 27,510,762     $ 29,333,976
  Accumulated net investment income/(loss)*                            (28,041)               45
  Accumulated net realized gain/(loss) from investments*            (8,772,946)      (7,136,029)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                     3,972,835        1,315,444
------------------------------------------------------------------------------------------------
                                                                   $ 22,682,610     $ 23,513,436
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            44,143          108,690
  Reinvested distributions                                                   --          128,723
------------------------------------------------------------------------------------------------
Total                                                                    44,143          237,413
------------------------------------------------------------------------------------------------
  Shares repurchased                                                  (119,805)        (230,139)
Net Increase/(Decrease) in Fund Shares                                 (75,662)            7,274
Shares Outstanding, Beginning of Period                               1,063,374        1,056,100
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       987,712        1,063,374
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  3,966,544     $ 16,868,264
  Proceeds from sales of securities                                   5,861,534       18,028,778
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

8  Janus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31      2002           2001           2000           1999           1998           1997

----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     22.11    $     44.00    $     42.78    $     27.97    $     29.36    $     26.65
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                    (.03)             --             --             --          (.02)            .15
  Net gains/(losses) on securities
    (both realized and unrealized)                  .88        (17.50)           6.44          15.63           3.70           5.69
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    .85        (17.50)           6.44          15.63           3.68           5.84
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*            --             --             --             --          (.23)          (.21)
  Distributions (from capital gains)*                --         (4.39)         (5.22)          (.82)         (4.84)         (2.92)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --         (4.39)         (5.22)          (.82)         (5.07)         (3.13)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     22.96    $     22.11    $     44.00    $     42.78    $     27.97    $     29.36
----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                    3.84%       (43.42)%         15.60%         56.75%         15.12%         24.18%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $22,682,610    $23,513,436    $46,467,747    $35,834,730    $20,721,262    $19,029,334
Average Net Assets for the Period
  (in thousands)                            $24,859,836    $34,254,548    $45,103,049    $28,993,305    $20,777,322    $17,515,216
Ratio of Gross Expenses to
  Average Net Assets***(1)                        0.85%          0.84%          0.85%          0.85%          0.87%          0.87%
Ratio of Net Expenses to
  Average Net Assets***(1)                        0.84%          0.83%          0.84%          0.84%          0.86%          0.86%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***               (0.23)%        (0.16)%        (0.19)%        (0.14)%            --           0.85%
Portfolio Turnover Rate***                          33%            51%            65%            63%            70%           132%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                                   Janus Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income-producing security

** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.

#The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended April 30, 2002:

                                              Purchases                   Sales              Realized    Dividend      Market Value
                                         Shares        Cost       Shares         Cost       Gain/(Loss)    Income       at 4/30/02
====================================================================================================================================
Apria Healthcare Group, Inc.            1,623,235  $ 35,960,392         --             --            --          --   $   99,270,234
Apogent Technologies, Inc.              1,709,825    42,332,200         --             --            --          --      144,092,416
Linear Technology Corp.                   581,250    26,673,330  1,152,970   $ 37,312,596  $ 13,050,198  $2,113,135    1,004,053,216
Maxim Integrated Products, Inc.                --            --    918,270     52,050,483   (2,383,459)          --    1,023,620,076
MGIC Investment Corp.                     429,275    23,000,868         --             --            --     350,318      499,973,850
Millipore Corp.(1)                         62,195     2,609,684         --             --            --     274,766      102,274,597
Park Place Entertainment Corp.                 --            --  6,290,645     74,130,181   (6,230,024)          --      118,219,236
Univision Communications, Inc. - Class A       --            --    583,680     29,058,917   (8,410,443)          --      471,709,738
------------------------------------------------------------------------------------------------------------------------------------
                                                   $130,576,474              $192,552,177  $(3,973,728)  $2,738,219   $3,463,213,363
------------------------------------------------------------------------------------------------------------------------------------

(1)  Millipore Corp. had a .6768-per-1 spinoff into Mykrolis Corp. 2/28/02.

10  Janus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $15,393 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

                                                  Janus Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

12  Janus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, for transfer agent services plus reimbursement of certain out of pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $415,190                    $311,470                  $1,050,013
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                                                  Janus Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated         Federal Tax      Unrealized        Unrealized            Net
 Capital Losses          Cost         Appreciation     (Depreciation)     Appreciation
---------------------------------------------------------------------------------------
$(6,986,754,693)   $18,698,322,233   $5,203,497,535   $(1,319,314,958)   $3,884,182,577
---------------------------------------------------------------------------------------

14  Janus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                                                  Janus Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

16  Janus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Fund  April 30, 2002  17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Fund                             1,069,613,945    518,236,484         20,905,993       30,198,417
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Fund                             48.45%      1.96%      2.82%       91.02%      3.67%      5.31%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                            1,069,613,945     446,109,865         29,542,058        30,990,891     62,698,080
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                 41.71%      2.76%      2.90%     5.86%       78.36%       5.19%      5.44%     11.01%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                            1,069,613,945     436,270,121        38,546,893        31,825,800      62,698,080
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                 40.79%      3.60%      2.98%     5.86%       76.63%       6.77%      5.59%     11.01%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Fund  April 30, 2002

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                            1,069,613,945     433,941,054        40,569,760        32,132,000      62,698,080
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                 40.57%      3.79%      3.01%     5.86%       76.22%       7.13%      5.64%     11.01%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                            1,069,613,945     438,946,822         35,438,044       32,257,948      62,698,080
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                 41.04%      3.31%      3.02%     5.86%       77.10%       6.22%      5.67%     11.01%
---------------------------------------------------------------------------------------------------------------------------------

20 and 21  Janus Fund  April 30, 2002

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      JF42-06/02

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